Income tax and deferred taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 1,437	$ 1,302
CHILE [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 1,437	$ 1,302